UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08426

              AllianceBernstein Worldwide Privatization Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)

Company                                                             Shares                    U.S. $ Value
----------------------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS - 96.2%

Argentina - 0.7%
Tenaris, SA (ADR)                                                     41,821                  $  1,906,619
                                                                                              ------------
Australia - 2.2%
CSL, Ltd.                                                            174,228                     3,598,323
Qantas Airways, Ltd.                                                 436,874                     1,096,910
Telstra Corp., Ltd.                                                  474,715                     1,598,192
                                                                                              ------------
                                                                                                 6,293,425
                                                                                              ------------
Austria - 1.5%
Bank Austria Creditanstalt                                            58,844                     4,184,160
                                                                                              ------------
Brazil - 4.7%
Companhia Energetica de Minas Gerais (ADR)                            38,100                       809,625
Companhia Vale do Rio Doce (ADR)                                      96,600                     2,170,602
Companhia Vale do Rio Doce (Sponsored ADR)                            47,400                       912,450
Embratel Participacoes (ADR)                                         102,700                     1,168,726
Gerdau, SA (ADR)                                                      89,560                     1,464,306
Investimentos Itau, SA pfd                                         2,373,274                     3,167,682
Petroleo Brasileiro, SA (ADR)                                         78,600                     2,508,912
Telesp Celular Participacoes, SA (ADR)(a)                            175,600                     1,085,208
                                                                                              ------------
                                                                                                13,287,511
                                                                                              ------------
Chile - 0.1%
Enersis, SA (ADR)                                                     41,200                       298,288
                                                                                              ------------
China - 3.9%
China Resources Enterprise, Ltd.                                   1,568,000                     2,041,028
China Telecom Corp., Ltd. Cl. H                                    3,430,000                     1,109,611
CNOOC, Ltd.                                                        5,206,000                     2,722,267
Datang International Power Generation Co., Ltd. Cl. H              2,084,000                     1,695,881
Ping An Insurance (Group) Co. of China, Ltd. Cl. H(a)              1,483,000                     2,177,498
Sinotrans, Ltd. Cl. H                                              4,090,000                     1,415,223
                                                                                              ------------
                                                                                                11,161,508
                                                                                              ------------
Egypt - 0.7%
Egyptian Co. for Mobile Services                                     106,675                     1,920,092
                                                                                              ------------
Finland - 2.7%
Fortum OYJ                                                           180,192                     2,523,885
Sampo OYJ                                                            206,760                     2,285,300
TietoEnator OYJ                                                      102,745                     2,983,291
                                                                                              ------------
                                                                                                 7,792,476
                                                                                              ------------

Company                                                             Shares                    U.S. $ Value
----------------------------------------------------------------------------------------------------------
France - 10.2%
BNP Paribas, SA                                                       60,800                  $  3,936,079
Dassault Systemes, SA                                                 53,102                     2,481,844
France Telecom, SA(a)                                                197,103                     4,924,235
Sanofi-Aventis                                                        42,470                     3,089,434
Societe Television Francaise 1                                        91,058                     2,591,545
STMicroelectronics NV                                                 45,334                       782,563
Total, SA                                                             27,946                     5,707,133
Veolia Environnement                                                 186,032                     5,362,302
                                                                                              ------------
                                                                                                28,875,135
                                                                                              ------------
Germany - 4.7%
Deutsche Lufthansa AG(a)                                              86,289                     1,011,612
Deutsche Post AG                                                     235,850                     4,577,738
Deutsche Postbank AG(a)                                               39,121                     1,525,549
Deutsche Telekom AG(a)                                                83,610                     1,553,209
Fraport AG                                                            95,043                     3,158,646
Rhoen-Klinikum AG                                                     29,081                     1,445,664
                                                                                              ------------
                                                                                                13,272,418
                                                                                              ------------
Greece - 1.4%
Greek Organisation of Football Prognostics, SA                       109,886                     2,129,574
Public Power Corp.                                                    70,544                     1,752,706
                                                                                              ------------
                                                                                                 3,882,280
                                                                                              ------------
Hungary - 1.9%
Matav Magyar Tavkozlesi Rt.                                          334,574                     1,392,999
MOL Magyar Olaj-es Gazipari Rt.                                       41,992                     2,058,356
OTP Bank Rt.                                                          87,568                     1,965,164
                                                                                              ------------
                                                                                                 5,416,519
                                                                                              ------------
India - 1.8%
Canara Bank, Ltd.                                                    560,635                     1,892,444
ITC, Ltd.                                                             57,276                     1,420,534
Oil & Natural Gas Corp., Ltd.                                        108,500                     1,769,873
                                                                                              ------------
                                                                                                 5,082,851
                                                                                              ------------
Indonesia - 0.4%
PT Bank Rakyat Indonesia                                           4,667,500                     1,048,198
                                                                                              ------------
Ireland - 0.4%
Eircom Group Plc.(a)                                                 665,167                     1,247,367
                                                                                              ------------
Israel - 1.3%
Bank Hapoalim, Ltd.                                                1,377,300                     3,809,095
                                                                                              ------------
Italy - 3.6%
ENI SpA                                                              195,886                     4,396,098
Telecom Italia Mobile SpA                                            280,263                     1,514,786
Telecom Italia SpA                                                   943,996                     2,919,969
Terna SpA(a)                                                         621,634                     1,478,394
                                                                                              ------------
                                                                                                10,309,247
                                                                                              ------------

Company                                                             Shares                    U.S. $ Value
----------------------------------------------------------------------------------------------------------
Japan - 12.0%
East Japan Railway Co.                                                 1,199                  $  6,208,097
Electric Power Development Co., Ltd.(a)                               55,400                     1,357,227
Japan Airlines Corp.(a)                                              506,000                     1,387,348
Japan Tobacco, Inc.                                                      539                     4,506,694
JSAT Corp.                                                               302                       851,314
KDDI Corp.                                                             1,060                     5,153,265
Mitsubishi Tokyo Financial Group, Inc.                                   811                     6,745,613
Nippon Telegraph & Telephone Corp.                                       370                     1,474,816
Nomura Holdings, Inc.                                                299,000                     3,842,118
West Japan Railway Co.                                                   636                     2,484,849
                                                                                              ------------
                                                                                                34,011,341
                                                                                              ------------
Luxembourg - 0.8%
SES Global                                                           218,900                     2,136,756
                                                                                              ------------
Malaysia - 0.8%
Astro All Asia Networks Plc.(a)                                      454,000                       583,032
Maxis Communications Berhad                                          726,100                     1,624,611
                                                                                              ------------
                                                                                                 2,207,643
                                                                                              ------------
Mexico - 2.5%
America Movil, SA de CV Series L                                      95,506                     3,727,599
Grupo Aeroportuario del Sureste, SA de CV (ADR)                       20,200                       446,420
Grupo Financiero Banorte, SA de CV Series O                          347,977                     1,639,642
Telefonos de Mexico, SA de CV Series L (ADR)                          36,306                     1,171,595
                                                                                              ------------
                                                                                                 6,985,256
                                                                                              ------------
Netherlands - 2.0%
ING Groep NV                                                         221,029                     5,589,039
                                                                                              ------------
Norway - 1.1%
Norsk Hydro ASA                                                       42,318                     3,090,462
                                                                                              ------------
Peru - 0.7%
Exsa, SA(b)                                                        2,899,286                     2,081,761
                                                                                              ------------
Russia - 3.9%
AO VimpelCom (ADR)(a)                                                 35,900                     3,905,920
Lukoil (ADR)                                                          26,209                     3,249,916
MMC Norilsk Nickel (ADR)                                              28,029                     1,791,053
Mobile Telesystems (ADR)                                              15,000                     2,174,850
                                                                                              ------------
                                                                                                11,121,739
                                                                                              ------------
Singapore - 0.8%
DBS Group Holdings, Ltd.                                             236,535                     2,247,423
                                                                                              ------------
South Africa - 2.4%
AngloGold Ashanti, Ltd. (ADR)                                         44,573                     1,733,890
MTN Group, Ltd.                                                      745,965                     3,550,404
Telkom South Africa, Ltd.                                            132,900                     1,510,530
                                                                                              ------------
                                                                                                 6,794,824
                                                                                              ------------

Company                                                             Shares                    U.S. $ Value
----------------------------------------------------------------------------------------------------------
South Korea - 5.2%
Kookmin Bank(a)                                                       93,701                  $  2,969,233
Kookmin Bank (ADR)(a)                                                 98,433                     3,134,107
KT Freetel Co., Ltd.                                                  74,900                     1,212,824
POSCO                                                                 26,020                     3,879,051
SK Telecom Co., Ltd.                                                  23,970                     3,658,677
                                                                                              ------------
                                                                                                14,853,892
                                                                                              ------------
Spain - 4.6%
Amadeus Global Travel Distribution, SA                               263,903                     2,095,479
Banco Bilbao Vizcaya Argentaria, SA                                  375,806                     5,183,740
Indra Sistemas, SA                                                    98,417                     1,314,263
Red Electrica de Espana                                               84,316                     1,537,497
Telefonica, SA                                                       193,648                     2,905,666
                                                                                              ------------
                                                                                                13,036,645
                                                                                              ------------
Sweden - 0.5%
Eniro AB                                                             153,137                     1,327,531
                                                                                              ------------
Taiwan - 3.2%
Cathay Financial Holding Co., Ltd. (GDR)(c)                          182,487                     3,485,502
Chunghwa Telecom Co., Ltd. (ADR)                                     164,800                     2,902,128
Taiwan Semiconductor Manufacturing Co., Ltd.                       1,911,193                     2,425,730
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                    41,071                       293,247
                                                                                              ------------
                                                                                                 9,106,607
                                                                                              ------------
Thailand - 0.9%
Airports of Thailand Public Co., Ltd.(a)                             976,800                     1,173,528
PTT Public Co., Ltd.                                                 304,100                     1,263,106
                                                                                              ------------
                                                                                                 2,436,634
                                                                                               ------------
Trinidad & Tobago - 0.0%
B.W.I.A. International Airways, Ltd.(a)(b)                         2,727,272                       114,545
                                                                                              ------------
Turkey - 0.9%
Turkcell Iletisim Hizmetleri AS                                  310,739,680                     1,384,740
Turkiye Is Bankasi Series C                                      324,615,020                     1,187,484
                                                                                              ------------
                                                                                                 2,572,224
                                                                                              ------------
United Kingdom - 10.2%
Associated British Ports Holdings Plc.                               176,720                     1,410,480
BAE Systems Plc.                                                     757,999                     3,087,793
BP Plc.                                                              275,084                     2,625,568
British American Tobacco Plc.                                        126,518                     1,840,461
Capita Group Plc.                                                    121,290                       723,044
Centrica Plc.                                                        893,925                     4,067,164
Compass Group Plc.                                                   435,725                     1,741,380
National Grid Transco Plc.                                           709,528                     6,000,783
Vodafone Group Plc.                                                2,832,535                     6,794,102
Wolfson Microelectronics Plc.(a)                                     265,717                       778,782
                                                                                              ------------
                                                                                                29,069,557
                                                                                              ------------
United States - 1.5%
Pfizer, Inc.                                                         140,900                     4,311,540
                                                                                              ------------
Total Common & Preferred Stocks
   (cost $212,776,823)                                                                         272,882,608
                                                                                              ------------

                                                                  Principal
                                                                   Amount
                                                                    (000)                     U.S. $ Value
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.9%
Time Deposit - 1.9%
BNP GTWN GC
   1.88%, 10/01/04
   (cost $5,300,000)                                                 $ 5,300                  $  5,300,000
                                                                                              ------------
Total Investments - 98.1%
   (cost $218,076,823)                                                                         278,182,608
Other assets less liabilities - 1.9%                                                            5,441,096
                                                                                              ------------
NET ASSETS - 100%                                                                             $283,623,704
                                                                                              ============

(a)  Non-income producing security.
(b)  Illiquid security, valued at fair value.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities amounted to $3,485,502 or 1.4% of net assets.

     Glossary of terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
SECTOR BREAKDOWN
September 30, 2004 (unaudited)

 22.3% Finance
 21.8% Utilities
 15.8% Consumer Services
 12.2% Energy
  7.1% Transportation
  4.5% Technology
  4.5% Healthcare
  4.3% Basic Industry
  2.8% Consumer Staples
  1.1% Aerospace & Defense
  1.0% Multi Industry Companies
  0.7% Capital Goods
  1.9% Short-Term
------
100.0% Total Investments
======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.        DESCRIPTION OF EXHIBIT

        11 (a) (1)         Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)         Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Worldwide Privatization Fund, Inc.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    November 29, 2004

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    November 29, 2004